UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder European Equity Fund
Investment Portfolio as of July 31, 2004 (Unaudited)

                                                                                            Shares                Value ($)
                                                                                            ------                ---------


Common Stocks 98.3%
France 10.0%
Aventis SA                                                                                    1,800                  139,779
BNP Paribas SA                                                                                4,370                  254,540
Compagnie de Saint-Gobain                                                                     5,830                  284,973
Lafarge SA                                                                                       48                    4,114
Publicis Groupe                                                                               5,850                  158,611
Schneider Electric SA                                                                         5,230                  332,778
                                                                                                                 -----------
(Cost $1,033,007)                                                                                                  1,174,795

Germany 13.4%
Adidas-Salomon AG                                                                             1,420                  168,892
E.ON AG                                                                                       6,856                  488,076
Metro AG                                                                                      8,690                  398,929
SAP AG                                                                                        1,146                  183,780
Siemens AG (Registered)                                                                       4,721                  331,425
                                                                                                                 -----------
(Cost $1,162,306)                                                                                                  1,571,102

Greece 1.8%
Alpha Bank AE                                                                                 8,665                  205,515
(Cost $139,319)

Ireland 1.1%
Depfa Bank PLC                                                                                9,310                  126,659
(Cost $105,960)

Italy 4.3%
Eni SpA                                                                                      24,706                  508,636
(Cost $269,442)

Netherlands 2.6%
Aegon NV                                                                                     26,275                  298,940
ING Groep NV                                                                                    359                    8,333
                                                                                                                 -----------
(Cost $328,972)                                                                                                      307,273

Spain 6.2%
Repsolf YPF, SA                                                                               8,060                  171,176
Telefonica SA                                                                                37,787                  550,928
                                                                                                                 -----------
(Cost $551,944)                                                                                                      722,104

Sweden 3.6%
Skandia Forsakrings AB                                                                       44,780                  174,477
Telefonaktiebolaget LM Ericsson "B"*                                                         93,610                  250,069
                                                                                                                 -----------
(Cost $433,076)                                                                                                      424,546

Switzerland 21.1%
ABB Ltd.*                                                                                    67,489                  364,520
Credit Suisse Group                                                                           8,290                  265,998
Nestle SA (Registered)                                                                        2,200                  562,317
Novartis AG (Registered)                                                                     11,490                  514,169
Roche Holding AG                                                                              3,117                  308,204
Swatch Group AG "B"                                                                           1,750                  222,965
UBS AG (Registered)                                                                           3,597                  240,671
                                                                                                                 -----------
(Cost $2,119,440)                                                                                                  2,478,844

United Kingdom 34.2%
AstraZeneca PLC                                                                               7,162                  320,514
Aviva PLC                                                                                    13,730                  139,817
BAA PLC                                                                                      32,900                  334,732
BP PLC                                                                                       58,415                  548,120
Carnival PLC                                                                                  4,240                  207,406
Centrica PLC                                                                                 47,110                  202,603
GlaxoSmithKline PLC                                                                          19,006                  386,051
HSBC Holdings PLC                                                                            39,034                  573,174
Imperial Tobacco Group PLC                                                                    9,200                  200,088
ITV PLC                                                                                      99,020                  188,166
Man Group PLC                                                                                 5,920                  140,809
Royal Bank of Scotland Group PLC                                                             14,223                  399,854
Shell Transport & Trading Co., PLC                                                           50,233                  364,015
                                                                                                                 -----------
(Cost $3,503,312)                                                                                                  4,005,349


Total Common Stocks (Cost $9,646,778)                                                                             11,524,823

Preferred Stocks 1.5%
Germany 1.5%
Henkel KGaA
(Cost $148,021)                                                                               2,450                  179,813

Cash Equivalents 0.2%
Scudder Cash Management QP Trust 1.38% (a)
(Cost $21,544)                                                                               21,544                   21,544



Total Investment Portfolio  (Cost $9,816,343)                                                                     11,726,180
                                                                                                              ==============

Sector Diversification

                                                                                            Percent
                                                                                            -------
Financials                                                                                    24.2%
Health Care                                                                                   14.2%
Industrials                                                                                   14.1%
Energy                                                                                        13.6%
Consumer Discretionary                                                                        11.5%
Consumer Staples                                                                               8.0%
Utilities                                                                                      5.9%
Telecommunication Services                                                                     4.7%
Information Technology                                                                         3.7%
Materials                                                                                      0.1%
Total                                                                                          100%



*        Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder European Equity Fund


By:                                 /s/ Julian Sluyters
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder European Equity Fund


By:                                 /s/ Julian Sluyters
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/Charles A. Rizzo
                                    -------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004